TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
21	TRADE AND OTHER PAYABLES

	2019	2018
	US$’000	US$’000

Trade payables	7,776	7,994
Accrued expenses	19,682	13,401
Others	1,588	1,372
Less: included in liabilities of a disposal group held for sale (Note 40)	(498)	-
	28,548	22,767
Non-current trade and other payables	(221)	(403)
Current trade and other payables	28,327	22,364

Trade and other payables are recognised at amortised cost and their carrying value approximates fair value. Charter hire is paid in advance in terms of the charter contracts. The remaining payment terms are predominately 30 days.

The Group’s trade and other payables are predominantly non-interest bearing and unsecured.